                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                   Van Kampen High Income Corporate Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   8/31

Date of reporting period:   2/29/04

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Income Corporate Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 10/02/78          since 07/02/92          since 07/06/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            7.46%       7.25%       5.21%       5.21%       3.83%       3.83%

10-year                    4.10        3.60        3.62        3.62        3.27        3.27

5-year                     0.87       -0.09        0.06       -0.12        0.06        0.06

1-year                    21.41       15.66       20.43       16.43       20.34       19.34

6-month                    9.46        4.29        8.71        4.71        8.83        7.83
---------------------------------------------------------------------------------------------
30-Day SEC Yield                5.96%                   5.47%                   5.54%

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of
1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B and Class C shares reflect their conversion into Class A shares six and ten years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Chase Global High Yield Index is a broad-based index that reflects the general performance of the global high-yield corporate debt market. Lipper High Yield Bond Fund Index is an index of funds with similar return objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2004

Van Kampen High Income Corporate Bond Fund is managed by the adviser's Taxable Fixed Income team. Members of the team include Gordon Loery, Executive Director; Sheila A. Finnerty, Managing Director; and Joshua Givelber and Chad Liu, Vice Presidents.(1)

MARKET CONDITIONS

The high-yield market staged a strong rally through most of the six-month period ended February 29, 2004. In fact, before succumbing to a technically driven market correction in mid-February, the high-yield market produced extraordinary returns for much of the past 18 months. The rally was sparked by an improving U.S. economy and inexpensive valuations in many high-yield bonds. Other positive influences included an improving stock market--which benefited the balance sheets of many high-yield issuers--and steady declines in high-yield default rates. According to Moody's Investor Service, the annual default rate of high-yield issues declined from 10.9 percent in January 2002 to 4.3 percent in February 2004. With so many positive factors working for the high-yield market, investors have been willing to assume more credit risk within this asset class.

In addition, high-yield bond market performance has been supported by strong inflows of money into the asset class beginning in late 2002. For 2003, AMG Data Services reported a record $26 billion of inflows into high-yield bonds. The high-yield market sell-off that occurred during the last two weeks of the fund's semiannual period was principally due to two factors. First, corporations continued to come to market with a heavy supply of high-yield paper. Second, many "asset allocators" who had emphasized high yield within their portfolios decided to shift out of the asset class, which resulted in a $2.5 billion outflow over a short period of time. By early March, though, positive asset flows into high yield had resumed, at least for the moment.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

For the semiannual period, the fund returned 9.46 percent (Class A shares unadjusted for sales charge), yet slightly underperformed its benchmarks, the Chase Global High Yield Index and the Lipper High Yield Bond Fund Index. (See table below.) The fund's relative performance was hindered by our concerns over the quality of securities available for purchase, which led us to assume a slightly more conservative stance compared with the benchmark indexes. As background, weakened U.S. economic activity in recent years had led to credit downgrades for many high-yield companies, raising the portion of the market carrying a CCC rating or coming under the category of "distressed." While we maintained some exposure to this segment of the market, our analysis indicated that many of the companies carrying this rating were too speculative for the fund's portfolio. Therefore, the portfolio held a smaller segment of CCC-rated and distressed bonds than the indexes. While those lower-rated securities provided a higher return than the overall market during the period, we believe our focus on higher-quality issues will add to performance going forward.

In addition, while the market rally appeared to reward entire credit tiers and sectors, we remained focused on thorough bottom-up analysis of individual securities. As a result, the fund was underweighted in the utilities and telecommunications sectors relative to the benchmarks during the period because our analysts were unwilling to recommend companies with unfavorable fundamental characteristics. Both sectors posted strong performance for the six-month reporting period. We remain confident that our analysis of the prospects for individual companies within these sectors will help the fund's relative performance on a longer-term basis.

During the period, the fund benefited from positive security selection within the diversified-media and wireless-communications sectors. Within diversified media, Dex Media and Advanstar Communications performed well, while in wireless, SBA Communications and American Tower Corporation posted positive performance. These companies' bonds benefited from improving fundamentals, and the fact that their debt securities had previously been undervalued.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2004

----------------------------------------------------------------------------------
                                      CHASE GLOBAL       LIPPER HIGH YIELD
      CLASS A   CLASS B   CLASS C   HIGH YIELD INDEX      BOND FUND INDEX

       9.46%     8.71%     8.83%         10.92%               10.09%
----------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

On an ongoing basis, we seek to maintain a balanced and well-diversified portfolio. The fund's portfolio consists of approximately 150 issuers. This diversifies the fund's credit risk, yet it also allows sufficient average security size for strategic overweights. We continue to maintain an average credit quality of high single B, which is very close to that of the benchmarks. In terms of size, we focus on larger companies because of their financial flexibility, their ability to withstand less-favorable financial markets and their superior access to capital markets.

The U.S. and global economies have continued to show signs of sustainable growth. Despite the increasing prospect for short-term interest rate increases later this year, the fundamentals of the high-yield market remain positive, with favorable earnings, lower default rates and tightening high-yield credit spreads. At the same time, many of these positive factors have already been "priced into" the market. We believe that the tremendous rally in distressed high-yield bonds has for the most part run its course and that price appreciation should subside, with returns driven more by coupon income. We look for the fund's holdings to earn their coupons for the remainder of 2004, with the hope of some additional price appreciation in the BB- and B-rated securities which make up the bulk of the portfolio.

Going forward, we will continue our rigorous bottom-up security analysis, and monitor the high-yield market closely for individual credits with attractive yield and total-return potential.

TOP 5 INDUSTRIES AS OF 2/29/04              RATINGS ALLOCATION AS OF 2/29/04
Energy                            9.6%      BBB                               1.8%
Utility                           8.3       BB                               27.1
Chemicals                         7.5       B                                53.6
Housing                           7.2       CCC                              12.1
Diversified Media                 7.1       CC                                1.0
                                            NR                                4.4

Subject to change daily. Industry percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the industries shown above. Ratings allocations based upon ratings as issued by Standard and Poor's. Ratings allocation percentages are as a percentage of corporate-debt obligations. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          CORPORATE BONDS  93.2%
          AEROSPACE  0.3%
$1,765    Dunlop Stand Aero Holdings (United Kingdom),
          144A--Private Placement (a)..................    11.875%   05/15/09   $  1,897,375
                                                                                ------------

          BROADCASTING  2.5%
 1,950    Granite Broadcasting Corp., 144A--Private
          Placement (a)................................     9.750    12/01/10      1,925,625
 3,280    Interep National Radio Sales, Inc., Ser B....    10.000    07/01/08      2,935,600
   596    Nextmedia Operating, Inc. ...................    10.750    07/01/11        671,990
 3,535    Salem Communications Corp. ..................     7.750    12/15/10      3,764,775
 5,674    TV Azteca SA, Ser B (Mexico).................    10.500    02/15/07      5,872,590
                                                                                ------------
                                                                                  15,170,580
                                                                                ------------
          CABLE  5.9%
   756    Avalon Cable LLC (b).........................  0/11.875    12/01/08        802,572
 1,145    Charter Communications Holdings LLC..........    10.750    10/01/09      1,013,325
 5,765    Charter Communications Holdings LLC..........     9.625    11/15/09      4,943,487
 1,100    Charter Communications Holdings LLC (b)......  0/11.750    01/15/10        902,000
   650    CSC Holdings, Inc. ..........................     7.250    07/15/08        695,500
   830    CSC Holdings, Inc. ..........................    10.500    05/15/16        956,575
 2,435    CSC Holdings, Inc., Ser B....................     8.125    07/15/09      2,666,325
 4,140    DirecTV Holdings/Finance LLC.................     8.375    03/15/13      4,729,950
 5,098    Echostar DBS Corp. ..........................     9.125    01/15/09      5,798,975
 3,425    Multicanal Participacoes, Ser B (Brazil)
          (c)..........................................    12.625    06/18/04      2,072,125
   645    Pegasus Communications Corp., Ser B..........     9.750    12/01/06        590,175
 1,735    Pegasus Communications Corp., Ser B..........    12.500    08/01/07      1,587,525
   465    Pegasus Satellite Communications (b).........  0/13.500    03/01/07        385,950
 1,570    Renaissance Media Group (b)..................  0/10.000    04/15/08      1,632,800
 5,895    Satelites Mexicanos SA, Ser B (Mexico) (c)...    10.125    11/01/04      2,446,425
 2,075    Telenet Communications (Belgium).............     9.000    12/15/13      2,659,058
 2,515    Telenet Group Holding NV, 144A--Private
          Placement (Belgium) (a) (b)..................  0/11.500    06/15/14      1,571,875
                                                                                ------------
                                                                                  35,454,642
                                                                                ------------
          CHEMICALS  7.1%
 3,047    Avecia Group PLC (United Kingdom)............    11.000    07/01/09      2,620,420
 3,343    Equistar Chemicals LP........................    10.125    09/01/08      3,627,155
 1,245    Equistar Chemicals LP........................    10.625    05/01/11      1,357,050
 1,564    FMC Corp. ...................................    10.250    11/01/09      1,845,520
 1,475    Huntsman Advanced Materials LLC, 144A--
          Private Placement (a)........................    11.000    07/15/10      1,666,750
 1,519    Huntsman ICI Chemicals LLC...................    10.125    07/01/09      1,556,975
 2,800    Huntsman International LLC (Euro)............    10.125    07/01/09      3,413,946
 1,280    ISP Chemco, Inc., Ser B......................    10.250    07/01/11      1,452,800
 3,930    ISP Holdings, Inc., Ser B....................    10.625    12/15/09      4,362,300
 1,000    Koppers, Inc.,144A--Private Placement (a)....     9.875    10/15/13      1,115,000
 3,680    Millennium America, Inc. ....................     7.000    11/15/06      3,735,200
   775    Millennium America, Inc. ....................     9.250    06/15/08        844,750

 6                                             See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          CHEMICALS (CONTINUED)
$3,730    Nalco Co., 144A--Private Placement (a).......     7.750%   11/15/11   $  3,897,850
 3,330    Nalco Financial Holdings, Inc., 144A--
          Private Placement (a) (b)....................   0/9.000    02/01/14      2,031,300
 1,105    PCI Chemicals Canada, Inc. (Canada)..........    10.000    12/31/08      1,082,622
   350    Pioneer Cos., Inc. (Variable Rate Coupon)....     5.355    12/31/06        342,830
 3,705    Rhodia SA, 144A--Private Placement (France)
          (a)..........................................     8.875    06/01/11      3,334,500
 2,410    Rockwood Specialties Group, Inc. ............    10.625    05/15/11      2,687,150
 1,485    Westlake Chemical Corp. .....................     8.750    07/15/11      1,626,075
                                                                                ------------
                                                                                  42,600,193
                                                                                ------------
          CONSUMER PRODUCTS  1.7%
 1,555    Oxford Industrials, Inc., 144A--Private
          Placement (a)................................     8.875    06/01/11      1,663,850
 2,220    Rayovac Corp. ...............................     8.500    10/01/13      2,380,950
 3,560    Safilo Capital International SA, 144A--
          Private Placement (Euro) (Luxembourg) (a)....     9.625    05/15/13      3,764,796
 4,000    Sleepmaster LLC, Ser B (c) (d)...............    11.000    05/15/09        880,000
 1,082    Tempur Pedic, Inc., 144A-- Private Placement
          (a)..........................................    10.250    08/15/10      1,219,955
                                                                                ------------
                                                                                   9,909,551
                                                                                ------------
          DIVERSIFIED MEDIA  6.8%
 4,843    Advanstar Communications, Inc. ..............     8.630    08/15/08      5,144,722
   820    Advanstar Communications, Inc. ..............    10.750    08/15/10        899,950
 3,250    Alliance Atlantis Communications, Inc.
          (Canada).....................................    13.000    12/15/09      3,672,500
 4,500    Dex Media, Inc., 144A-- Private Placement (a)
          (b)..........................................   0/9.000    11/15/13      3,026,250
 2,335    Dex Media/East Finance Corp. LLC.............    12.125    11/15/12      2,772,812
 2,475    Dex Media/West Finance Corp., 144A--Private
          Placement (a)................................     9.875    08/15/13      2,790,562
 4,452    Hollinger Participation Trust, 144A--Private
          Placement (a) (e)............................    12.125    11/15/10      5,153,460
 1,695    Muzak LLC....................................    10.000    02/15/09      1,792,462
 3,102    Muzak LLC....................................     9.875    03/15/09      3,102,000
 2,130    Nebraska Book Co., Inc., 144A--Private
          Placement (a)................................     8.625    03/15/12      2,130,000
 1,475    PEI Holdings, Inc. ..........................    11.000    03/15/10      1,707,312
 3,705    Primedia, Inc. ..............................     8.875    05/15/11      3,843,937
 1,160    Vivendi Universal SA (France)................     6.250    07/15/08      1,249,900
 2,570    Vivendi Universal SA (France)................     9.250    04/15/10      3,039,025
                                                                                ------------
                                                                                  40,324,892
                                                                                ------------
          ENERGY  9.3%
 3,876    BRL Universal Equipment......................     8.875    02/15/08      4,166,700
 2,875    Chesapeake Energy Corp. .....................     7.500    09/15/13      3,155,312
 1,635    Citgo Petroleum Corp. .......................    11.375    02/01/11      1,953,825

See Notes to Financial Statements                                              7

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          ENERGY (CONTINUED)
$6,170    El Paso Production Holding Co. ..............     7.750%   06/01/13   $  5,830,650
 4,385    Frontier Oil Corp. ..........................    11.750    11/15/09      4,900,237
 1,428    Grey Wolf, Inc. .............................     8.875    07/01/07      1,474,410
 1,929    Gulfterra Energy Partners LP.................    10.625    12/01/12      2,391,960
   854    Gulfterra Energy Partners LP, Ser B..........     8.500    06/01/10        969,290
 2,465    Hanover Compressor Co. ......................     8.625    12/15/10      2,600,575
 2,004    Hanover Equipment Trust, Ser B...............     8.750    09/01/11      2,164,320
 3,890    Hilcorp Energy/Finance Corp., 144A--Private
          Placement (a)................................    10.500    09/01/10      4,356,800
 2,370    Husky Oil Ltd. (Variable Rate Coupon)
          (Canada).....................................     8.900    08/15/28      2,772,900
 1,994    Magnum Hunter Resources, Inc. ...............     9.600    03/15/12      2,233,280
   650    MSW Energy Holdings/Finance..................     8.500    09/01/10        711,750
 2,735    MSW Energy Holdings/Finance II, 144A--
          Private Placement (a)........................     7.375    09/01/10      2,858,075
 2,550    Port Arthur Finance Corp., Ser A.............    12.500    01/15/09      3,022,153
 1,954    Tesoro Petroleum Corp. ......................     9.625    04/01/12      2,178,710
 1,810    Tesoro Petroleum Corp., Ser B................     9.000    07/01/08      1,886,925
 1,225    Transcontinental Gas Pipe Line Corp., Ser
          B............................................     8.875    07/15/12      1,457,750
 3,792    Vintage Petroleum, Inc. .....................     7.875    05/15/11      4,057,440
                                                                                ------------
                                                                                  55,143,062
                                                                                ------------
          FINANCIAL  0.5%
 2,475    Istar Financial, Inc. .......................     8.750    08/15/08      2,759,625
                                                                                ------------

          FOOD & DRUG  1.1%
 3,098    California Farm Lease Trust, 144A--Private
          Placement (a)................................     8.500    07/15/17      3,533,692
 2,605    Delhaize America, Inc. ......................     8.125    04/15/11      3,015,287
 1,200    Jitney-Jungle Stores America, Inc. (c) (d)
          (f)..........................................    12.000    03/01/06              0
                                                                                ------------
                                                                                   6,548,979
                                                                                ------------
          FOOD & TOBACCO  2.6%
 2,360    Michael Foods, Inc., Ser B, 144A--Private
          Placement (a)................................     8.000    11/15/13      2,460,300
 5,400    Pilgrim's Pride Corp. .......................     9.625    09/15/11      5,886,000
 1,390    PPC Escrow Corp., 144A-- Private Placement
          (a)..........................................     9.250    11/15/13      1,473,400
 4,750    Smithfield Foods, Inc. ......................     7.625    02/15/08      5,035,000
   600    Smithfield Foods, Inc., Ser B................     8.000    10/15/09        657,750
                                                                                ------------
                                                                                  15,512,450
                                                                                ------------
          FOREST PRODUCTS  6.1%
 3,050    Abitibi-Consolidated, Inc. (Canada)..........     6.000    06/20/13      2,933,383
 5,025    Georgia-Pacific Corp. .......................     8.875    02/01/10      5,753,625
 2,615    Graphic Packaging International, Inc. .......     9.500    08/15/13      2,954,950
 3,525    JSG Funding PLC (Euro) (United Kingdom)......    10.125    10/01/12      4,955,758
 1,785    Norampac, Inc. (Canada)......................     6.750    06/01/13      1,892,100

 8                                             See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          FOREST PRODUCTS (CONTINUED)
$  245    Owens-Brockway Glass Containers, Inc. .......     7.750%   05/15/11   $    260,925
 1,000    Owens-Brockway Glass Containers, Inc. .......     8.750    11/15/12      1,102,500
 4,390    Owens-Illinois, Inc. ........................     7.500    05/15/10      4,346,100
 1,585    Pliant Corp. ................................    13.000    06/01/10      1,355,175
 2,419    Pliant Corp. ................................    13.000    06/01/10      2,068,245
   740    Tekni-Plex, Inc., 144A--Private Placement
          (a)..........................................     8.750    11/15/13        775,150
 3,355    Tekni-Plex, Inc., Ser B......................    12.750    06/15/10      3,640,175
 4,800    Tembec Industries, Inc. (Canada).............     7.750    03/15/12      4,608,000
                                                                                ------------
                                                                                  36,646,086
                                                                                ------------
          GAMING & LEISURE  4.4%
   241    Hilton Hotels Corp. .........................     7.950    04/15/07        269,318
 2,925    Hilton Hotels Corp. .........................     7.625    12/01/12      3,327,187
 2,325    HMH Properties, Inc., Ser B..................     7.875    08/01/08      2,418,000
 3,271    Horseshoe Gaming LLC, Ser B..................     8.625    05/15/09      3,446,816
 1,850    LodgeNet Entertainment Corp. ................     9.500    06/15/13      2,076,625
 2,885    MGM Mirage, Inc. ............................     6.000    10/01/09      3,032,856
 1,660    Park Place Entertainment Corp. ..............     7.875    12/15/05      1,772,050
   993    Park Place Entertainment Corp. ..............     8.875    09/15/08      1,127,055
   884    Starwood Hotels & Resorts Worldwide, Inc. ...     7.375    05/01/07        961,350
 2,576    Starwood Hotels & Resorts Worldwide, Inc. ...     7.875    05/01/12      2,885,120
 2,500    Station Casinos, Inc., 144A--Private
          Placement (a)................................     6.500    02/01/14      2,537,500
 2,280    Venetian Casino Resort LLC...................    11.000    06/15/10      2,633,400
                                                                                ------------
                                                                                  26,487,277
                                                                                ------------
          HEALTHCARE  3.6%
   418    AmerisourceBergen Corp. .....................     8.125    09/01/08        467,115
 3,775    AmerisourceBergen Corp. .....................     7.250    11/15/12      4,077,000
   965    Fisher Scientific International Inc., 144A--
          Private Placement (a)........................     8.000    09/01/13      1,063,913
 1,507    Fisher Scientific International, Inc. .......     8.125    05/01/12      1,638,863
 4,790    Fresenius Medical Care Capital Trust IV......     7.875    06/15/11      5,227,088
   510    HCA, Inc. ...................................     8.750    09/01/10        615,332
   475    HCA, Inc. ...................................     7.190    11/15/15        531,109
   350    Manor Care, Inc. ............................     7.500    06/15/06        382,375
 1,008    Manor Care, Inc. ............................     8.000    03/01/08      1,166,760
   565    National Nephrology Associates, Inc., 144A--
          Private Placement (a)........................     9.000    11/01/11        658,225
 1,805    Tenet Healthcare Corp. ......................     5.375    11/15/06      1,723,775
 1,180    Tenet Healthcare Corp. ......................     6.500    06/01/12      1,047,250
 3,305    Tenet Healthcare Corp. ......................     7.375    02/01/13      3,073,650
                                                                                ------------
                                                                                  21,672,455
                                                                                ------------
          HOUSING  6.9%
 6,055    Associated Materials, Inc., 144A--Private
          Placement (a) (b)............................  0/11.250    03/01/14      3,506,269
 1,400    CB Richard Ellis Service, Inc. ..............     9.750    05/15/10      1,554,000

See Notes to Financial Statements                                              9

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          HOUSING (CONTINUED)
$3,622    CB Richard Ellis Service, Inc. ..............    11.250%   06/15/11   $  4,092,860
   765    Interface, Inc. .............................     7.300    04/01/08        768,825
   955    Interface, Inc. .............................    10.375    02/01/10      1,074,375
 2,910    Interface, Inc., 144A--Private Placement
          (a)..........................................     9.500    02/01/14      2,895,450
 4,005    Jacuzzi Brands, Inc. ........................     9.625    07/01/10      4,405,500
 2,440    LNR Property Corp. ..........................     7.625    07/15/13      2,598,600
 1,575    Meritage Corp. ..............................     9.750    06/01/11      1,771,875
 7,125    Nortek Holdings, Inc., 144A--Private
          Placement (a) (b)............................  0/10.000    05/15/11      5,290,313
 1,980    Ply Gem Industries, Inc., 144A--Private
          Placement (a)................................     9.000    02/15/12      2,049,300
 3,898    Schuler Homes, Inc. .........................     9.375    07/15/09      4,365,760
 1,186    Technical Olympic USA, Inc. .................     9.000    07/01/10      1,289,775
 1,600    Technical Olympic USA, Inc. .................     9.000    07/01/10      1,740,000
 1,811    Technical Olympic USA, Inc. .................    10.375    07/01/12      2,064,540
 1,610    WII Components, Inc., 144A--Private Placement
          (a)..........................................    10.000    02/15/12      1,650,250
                                                                                ------------
                                                                                  41,117,692
                                                                                ------------
          INFORMATION TECHNOLOGY  2.3%
 2,958    Avaya, Inc. .................................    11.125    04/01/09      3,497,835
 2,785    Iron Mountain, Inc. .........................     8.625    04/01/13      3,042,613
 2,340    Iron Mountain, Inc. .........................     7.750    01/15/15      2,480,400
   925    Xerox Capital Europe PLC (United Kingdom)....     5.875    05/15/04        931,938
 3,400    Xerox Corp. .................................     7.125    06/15/10      3,621,000
                                                                                ------------
                                                                                  13,573,786
                                                                                ------------
          MANUFACTURING  4.2%
 1,695    ABB International Finance Ltd. (Euro)
          (Guernsey)...................................     9.500    01/15/08      2,462,982
   590    ABB International Finance, Inc. .............     6.750    06/03/04        595,623
 1,490    Brand Services, Inc. ........................    12.000    10/15/12      1,750,750
   990    Flowserve Corp. .............................    12.250    08/15/10      1,148,400
 1,377    Johnsondiversey, Inc. (Euro) (Luxembourg)....     9.625    05/15/12      1,867,381
 3,021    Johnsondiversey, Inc., Ser B.................     9.625    05/15/12      3,307,995
 2,615    Manitowoc, Inc. .............................    10.500    08/01/12      3,000,713
 1,959    NMHG Holdings Co. ...........................    10.000    05/15/09      2,164,695
 4,980    Outsourcing Services Group, Inc. ............    10.875    03/01/06      2,763,900
 1,417    Reunion Industries, Inc. (c).................    13.000    05/01/03        680,160
 4,814    Trimas Corp. ................................     9.875    06/15/12      5,223,190
                                                                                ------------
                                                                                  24,965,789
                                                                                ------------
          METALS  2.4%
 6,058    Doe Run Resources Corp. (Acquired 3/6/98,
          Cost $7,363,774) (e) (f) (g).................    11.750    11/01/08      2,120,406
 1,460    General Cable Corp., 144A--Private Placement
          (a)..........................................     9.500    11/15/10      1,620,600
 6,655    GS Technologies Operating, Inc. (c) (d)
          (f)..........................................    12.000    09/01/04            666

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          METALS (CONTINUED)
$2,450    GS Technologies Operating, Inc. (c) (d)
          (f)..........................................    12.250%   10/01/05   $          0
 1,416    Republic Engineered Products (c) (d).........    10.000    08/16/09        984,447
 1,635    Sgl Carbon Luxembourg SA (Euro)
          (Luxembourg).................................     8.500    02/01/12      2,115,552
 3,422    Ucar Finance, Inc. ..........................    10.250    02/15/12      3,918,190
 3,000    United States Steel Corp. ...................     9.750    05/15/10      3,397,500
                                                                                ------------
                                                                                  14,157,361
                                                                                ------------
          RETAIL  1.7%
 1,738    Big 5 Corp., Ser B...........................    10.875    11/15/07      1,833,590
 2,015    General Nutrition Center, Inc., 144A--
          Private Placement (a)........................     8.500    12/01/10      2,108,194
 4,515    Payless Shoesource, Inc. ....................     8.250    08/01/13      4,492,425
 1,630    Petro Stopping Center/Financial, 144A--
          Private Placement (a)........................     9.000    02/15/12      1,711,500
                                                                                ------------
                                                                                  10,145,709
                                                                                ------------
          SERVICES  2.6%
 1,750    Allied Waste North America, Inc. ............     7.875    04/15/13      1,907,500
 1,455    Allied Waste North America, Inc., Ser B......    10.000    08/01/09      1,569,581
 1,500    Encompass Services Corp. (c) (d) (f).........    10.500    05/01/09              0
 6,250    Hydrochem Industrial Services, Inc., Ser B...    10.375    08/01/07      6,281,250
 2,875    United Rentals North America, Inc., 144A--
          Private Placement (a)........................     6.500    02/15/12      2,875,000
 2,900    United Rentals North America, Inc., 144A--
          Private Placement (a)........................     7.750    11/15/13      2,892,750
                                                                                ------------
                                                                                  15,526,081
                                                                                ------------
          TELECOMMUNICATIONS  3.8%
 4,290    Axtel SA, 144A--Private Placement (Mexico)
          (a)..........................................    11.000    12/15/13      4,365,075
 4,210    Exodus Communications, Inc. (c) (d) (f)......    11.250    07/01/08              0
   330    Exodus Communications, Inc. (c) (d) (f)......    11.625    07/15/10              0
 2,750    Exodus Communications, Inc. (Euro) (c) (d)
          (f)..........................................    11.375    07/15/08              0
 5,305    GST Network Funding, Inc. (c) (d) (f)........    10.500    05/01/08            531
 4,021    Knology, Inc., 144A--Private Placement (a)
          (e)..........................................    12.000    11/30/09      4,060,801
 3,000    Park N View, Inc., Ser B (c) (d) (f).........    13.000    05/15/08              0
 6,075    Primus Telecommunications Holdings, 144A--
          Private Placement (a)........................     8.000    01/15/14      5,740,875
 4,030    Qwest Services Corp., 144A--Private Placement
          (a)..........................................    13.000    12/15/07      4,674,800
 3,605    US West Communications, Inc. ................     5.625    11/15/08      3,605,000
 5,800    Worldwide Fiber, Inc. (Canada) (c) (f).......    12.000    08/01/09            580
                                                                                ------------
                                                                                  22,447,662
                                                                                ------------
          TRANSPORTATION  4.3%
 2,815    Amsted Industries, Inc., 144A--Private
          Placement (a)................................    10.250    10/15/11      3,195,025
 3,260    Autonation, Inc. ............................     9.000    08/01/08      3,781,600

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          TRANSPORTATION (CONTINUED)
$3,010    Intermet Corp. ..............................     9.750%   06/15/09   $  2,844,450
 4,040    Laidlaw International, Inc., 144A--Private
          Placement (a)................................    10.750    06/15/11      4,656,100
 4,025    Sonic Automotive, Inc., Ser B................     8.625    08/15/13      4,266,500
 2,410    Tenneco Automotive, Inc., Ser B..............    11.625    10/15/09      2,614,850
 3,667    TRW Automotive, Inc. ........................     9.375    02/15/13      4,198,715
                                                                                ------------
                                                                                  25,557,240
                                                                                ------------
          UTILITY  7.9%
   508    AES Corp. ...................................     9.375    09/15/10        557,530
   360    AES Corp. ...................................     8.875    02/15/11        385,200
 1,295    AES Corp. ...................................     7.750    03/01/14      1,288,525
 2,925    AES Corp., 144A--Private Placement (a).......     9.000    05/15/15      3,246,750
 1,695    Allegheny Energy, Inc. ......................     7.750    08/01/05      1,762,800
 3,050    Calpine Corp. ...............................     8.625    08/15/10      2,340,875
 2,305    Calpine Corp., 144A--Private Placement (a)...     8.500    07/15/10      2,132,125
   775    CMS Energy Corp. ............................     7.500    01/15/09        803,094
 2,780    CMS Energy Corp. ............................     8.500    04/15/11      2,995,450
 4,232    Dynegy Holdings, Inc. .......................     6.875    04/01/11      3,713,580
 2,460    Dynegy Holdings, Inc., 144A--Private
          Placement (a)................................     9.875    07/15/10      2,718,300
   925    IPALCO Enterprises, Inc. ....................     8.625    11/14/11      1,049,875
 3,220    Monongahela Power Co. .......................     5.000    10/01/06      3,288,425
 2,590    Nevada Power Co., 144A-- Private Placement
          (a)..........................................     9.000    08/15/13      2,887,850
   695    Northwest Pipeline Corp. ....................     8.125    03/01/10        761,025
 5,955    Ormat Funding Corp., 144A--Private Placement
          (a)..........................................     8.250    12/30/20      5,984,775
 1,625    PG & E Corp., 144A--Private Placement (a)....     6.875    07/15/08      1,755,000
   700    PSEG Energy Holdings, Inc. ..................     7.750    04/16/07        737,625
 1,949    PSEG Energy Holdings, Inc. ..................     8.625    02/15/08      2,109,793
 1,345    Southern Natural Gas Co. ....................     8.875    03/15/10      1,486,225
 3,080    Williams Cos., Inc. .........................     7.875    09/01/21      3,157,000
 2,025    Williams Cos., Inc., Ser A (Variable Rate
          Coupon)......................................     6.750    01/15/06      2,103,469
                                                                                ------------
                                                                                  47,265,291
                                                                                ------------
          WIRELESS COMMUNICATIONS  5.2%
 3,300    American Tower Corp. ........................     9.375    02/01/09      3,514,500
 2,110    American Tower Corp., 144A--Private Placement
          (a)..........................................     7.500    05/01/12      2,036,150
 4,115    Centennial Communications, 144A--Private
          Placement (a)................................     8.125    02/01/14      3,888,675
 3,355    Metropcs, Inc. ..............................    10.750    10/01/11      3,531,138
 5,815    Nextel Communications, Inc. .................     9.375    11/15/09      6,345,619
 2,825    Nextel Partners, Inc. .......................    11.000    03/15/10      3,142,813
 3,858    SBA Communications Corp. ....................    10.250    02/01/09      3,886,935

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON     MATURITY      VALUE
--------------------------------------------------------------------------------------------
          WIRELESS COMMUNICATIONS (CONTINUED)
$2,015    SBA Communications Corp., 144A--Private
          Placement (a) (b)............................   0/9.750%   12/15/11   $  1,400,425
 2,230    UbiquiTel Operating Co., 144A--Private
          Placement (a)................................     9.875    03/01/11      2,196,550
 1,030    UbiquiTel Operating Co. (b)..................  0/14.000    04/15/10        952,750
                                                                                ------------
                                                                                  30,895,555
                                                                                ------------

TOTAL CORPORATE BONDS  93.2%.................................................    555,779,333
                                                                                ------------

          FOREIGN GOVERNMENT OBLIGATION  0.3%
 1,496    Republic of Colombia (Columbia)..............     9.750    04/09/11      1,720,363
                                                                                ------------


EQUITIES  2.3%
DecisionOne Corp. (14,661 Common Shares) (f) (h).............................              0
DecisionOne Corp. (8,219 Common Stock Warrants Class A) (f) (h)..............              0
DecisionOne Corp. (14,162 Common Stock Warrants Class B) (f) (h).............              0
DecisionOne Corp. (8,400 Common Stock Warrants Class C) (f) (h)..............              0
Dobson Communications Corp. (21,103 Preferred Shares) (e)....................      1,777,939
Doe Run Resources Corp. (21 Common Stock Warrants) (f) (h)...................              0
HF Holdings, Inc. (36,820 Common Stock Warrants) (f) (h).....................              0
Jazztel, PLC, 144A--Private Placement (3,450 Common Stock Warrants) (United
Kingdom) (a) (f) (h).........................................................              0
Mediq, Inc. (5,526 Common Shares) (f) (h)....................................         22,159
Microcell Telecommunications (16,250 Common Stock Warrants) (Canada) (h).....         80,632
Microcell Telecommunications (26,407 Convertible Preferred Shares)
(Canada).....................................................................        507,372
Microcell Telecommunications (9,750 Common Stock Warrants) (Canada) (h)......         40,740
Microcell Telecommunications, Class A (220 Common Shares) (Canada) (h).......          4,106
Microcell Telecommunications, Class B (26,249 Common Shares) (Canada) (h)....        489,647
Motient Corp. (32,388 Common Shares) (h).....................................        224,449
Occidente Y Caribe Celular SA (20,850 Common Stock Warrants) (f) (h).........              0
OpTel, Inc. (3,275 Common Shares) (f) (h)....................................              0
Park N View, Inc., 144A--Private Placement (3,000 Common Stock Warrants) (a)
(f) (h)......................................................................              0
Paxon Communications Corp. (50,456 Preferred Shares) (e).....................      4,780,694
Pioneer Cos., Inc. (71,438 Common Shares) (h)................................        476,491
Republic Technologies International, Inc., 144A--Private Placement (7,525
Common Stock Warrants) (a) (h)...............................................              0
Startec Global Communications, 144A--Private Placement (8,100 Common Stock
Warrants) (a) (f) (h)........................................................              0
TNP Enterprises, Inc. (46,183 Preferred Shares, Ser D) (e)...................      5,420,686

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
UIH Australia/Pacific, Inc. (5,000 Common Stock Warrants) (f) (h)............   $          0
VS Holdings, Inc. (568,177 Common Shares) (f) (h)............................        106,079
                                                                                ------------

TOTAL EQUITIES  2.3%.........................................................     13,930,994
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  95.8%
  (Cost $601,016,956)........................................................    571,430,690
REPURCHASE AGREEMENT  2.9%
Banc of America Securities LLC ($17,145,000 par collateralized by U.S.
Government obligations in a pooled cash account, dated 02/27/04, to be sold on 03/01/04 at $17,146,443)
  (Cost $17,145,000).........................................................     17,145,000
                                                                                ------------

TOTAL INVESTMENTS  98.7%
  (Cost $618,161,956)........................................................    588,575,690
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%..................................      8,027,116
                                                                                ------------

NET ASSETS  100.0%...........................................................   $596,602,806
                                                                                ============

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Non-income producing as security is in default.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Payment-in-kind security.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.

(h) Non-income producing security.

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $618,161,956).......................  $  588,575,690
Receivables:
  Interest..................................................      10,952,587
  Investments Sold..........................................       6,049,687
  Fund Shares Sold..........................................       1,005,231
Forward Foreign Currency Contracts..........................         453,182
Other.......................................................         159,854
                                                              --------------
    Total Assets............................................     607,196,231
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       6,675,915
  Fund Shares Repurchased...................................       1,774,912
  Income Distributions......................................         913,783
  Distributor and Affiliates................................         409,614
  Investment Advisory Fee...................................         259,068
  Custodian Bank............................................          43,314
Accrued Expenses............................................         294,093
Trustees' Deferred Compensation and Retirement Plans........         222,726
                                                              --------------
    Total Liabilities.......................................      10,593,425
                                                              --------------
NET ASSETS..................................................  $  596,602,806
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,023,052,178
Accumulated Undistributed Net Investment Income.............      (7,580,034)
Net Unrealized Depreciation.................................     (29,131,037)
Accumulated Net Realized Loss...............................    (389,738,301)
                                                              --------------
NET ASSETS..................................................  $  596,602,806
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $375,203,816 and 103,788,619 shares of
    beneficial interest issued and outstanding).............  $         3.62
    Maximum sales charge (4.75%* of offering price).........             .18
                                                              --------------
    Maximum offering price to public........................  $         3.80
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $177,171,791 and 48,815,585 shares of
    beneficial interest issued and outstanding).............  $         3.63
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $44,227,199 and 12,315,199 shares of
    beneficial interest issued and outstanding).............  $         3.59
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 25,054,656
Dividends...................................................       985,162
Other.......................................................       207,571
                                                              ------------
  Total Income..............................................    26,247,389
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,649,698
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $463,336, $893,759 and $218,334,
  respectively).............................................     1,575,429
Shareholder Services........................................       618,753
Custody.....................................................        37,640
Trustees' Fees and Related Expenses.........................        14,580
Legal.......................................................        11,471
Other.......................................................       211,133
                                                              ------------
    Total Expenses..........................................     4,118,704
    Less Credits Earned on Cash Balances....................         4,941
                                                              ------------
    Net Expenses............................................     4,113,763
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 22,133,626
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(21,849,498)
  Forward Foreign Currency Contracts........................          (241)
  Foreign Currency Transactions.............................      (959,705)
                                                              ------------
Net Realized Loss...........................................   (22,809,444)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (83,359,848)
                                                              ------------
  End of the Period:
    Investments.............................................   (29,586,266)
    Forward Foreign Currency Contracts......................       453,182
    Foreign Currency Translation............................         2,047
                                                              ------------
                                                               (29,131,037)
                                                              ------------
Net Unrealized Appreciation During the Period...............    54,228,811
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 31,419,367
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 53,552,993
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 29, 2004    AUGUST 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  22,133,626       $  45,868,203
Net Realized Loss.......................................      (22,809,444)       (158,773,118)
Net Unrealized Appreciation During the Period...........       54,228,811         214,331,303
                                                            -------------       -------------
Change in Net Assets from Operations....................       53,552,993         101,426,388
                                                            -------------       -------------

Distributions from Net Investment Income:
  Class A Shares........................................      (14,222,432)        (24,666,719)
  Class B Shares........................................       (5,905,905)        (11,156,188)
  Class C Shares........................................       (1,463,160)         (2,557,102)
                                                            -------------       -------------
                                                              (21,591,497)        (38,380,009)
                                                            -------------       -------------

Return of Capital Distribution:
  Class A Shares........................................              -0-          (7,393,542)
  Class B Shares........................................              -0-          (3,119,852)
  Class C Shares........................................              -0-            (735,655)
                                                            -------------       -------------
                                                                      -0-         (11,249,049)
                                                            -------------       -------------
Total Distributions.....................................      (21,591,497)        (49,629,058)
                                                            -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       31,961,496          51,797,330
                                                            -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................       92,655,554         407,546,505
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       15,421,048          33,579,035
Cost of Shares Repurchased..............................     (169,195,725)       (381,177,393)
                                                            -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      (61,119,123)         59,948,147
                                                            -------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS...................      (29,157,627)        111,745,477
NET ASSETS:
Beginning of the Period.................................      625,760,433         514,014,956
                                                            -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of ($7,580,034) and
  ($8,122,163), respectively)...........................    $ 596,602,806       $ 625,760,433
                                                            =============       =============

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                     YEAR ENDED AUGUST 31,
CLASS A SHARES                 FEBRUARY 29,    ------------------------------------------------
                                   2004         2003     2002 (a)     2001      2000      1999
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $ 3.43       $ 3.15    $  4.23     $ 5.24    $ 5.68    $ 6.06
                                  ------       ------    -------     ------    ------    ------
  Net Investment Income.......       .13          .29        .39        .51       .59       .63
  Net Realized and Unrealized
    Gain/Loss.................       .19          .29      (1.01)      (.96)     (.43)     (.37)
                                  ------       ------    -------     ------    ------    ------
Total from Investment
  Operations..................       .32          .58       (.62)      (.45)      .16       .26
                                  ------       ------    -------     ------    ------    ------
Less:
  Distributions from Net
    Investment Income.........       .13          .24        .43        .55       .60       .64
  Return of Capital
    Distributions.............       -0-          .06        .03        .01       -0-       -0-
                                  ------       ------    -------     ------    ------    ------
Total Distributions...........       .13          .30        .46        .56       .60       .64
                                  ------       ------    -------     ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $ 3.62       $ 3.43    $  3.15     $ 4.23    $ 5.24    $ 5.68
                                  ======       ======    =======     ======    ======    ======

Total Return (b)..............     9.46%*      19.26%    -15.75%     -9.04%     3.09%     4.41%
Net Assets at End of the
  Period (In millions)........    $375.2       $408.7    $ 308.5     $394.4    $465.0    $492.4
Ratio of Expenses to Average
  Net Assets..................     1.08%        1.12%      1.08%      1.05%     1.03%     1.03%
Ratio of Net Investment Income
  to Average Net Assets.......     7.56%        8.36%     10.39%     10.93%    10.90%    10.65%
Portfolio Turnover............       48%*         95%        83%        80%       68%       51%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset- backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.49 % to 10.39%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                     YEAR ENDED AUGUST 31,
CLASS B SHARES                 FEBRUARY 29,    ------------------------------------------------
                                   2004         2003     2002 (a)     2001      2000      1999
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $ 3.44       $ 3.16    $  4.24     $ 5.25    $ 5.68    $ 6.06
                                  ------       ------    -------     ------    ------    ------
  Net Investment Income.......       .12          .25        .35        .48       .55       .58
  Net Realized and Unrealized
    Gain/Loss.................       .19          .30      (1.01)      (.97)     (.43)     (.37)
                                  ------       ------    -------     ------    ------    ------
Total from Investment
  Operations..................       .31          .55       (.66)      (.49)      .12       .21
                                  ------       ------    -------     ------    ------    ------
Less:
  Distributions from Net
    Investment Income.........       .12          .21        .39        .51       .55       .59
  Return of Capital
    Distributions.............       -0-          .06        .03        .01       -0-       -0-
                                  ------       ------    -------     ------    ------    ------
Total Distributions...........       .12          .27        .42        .52       .55       .59
                                  ------       ------    -------     ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $ 3.63       $ 3.44    $  3.16     $ 4.24    $ 5.25    $ 5.68
                                  ======       ======    =======     ======    ======    ======

Total Return (b)..............     8.71%*      18.27%    -16.12%     -9.80%     2.43%     3.57%
Net Assets at End of the
  Period (In millions)........    $177.2       $175.6    $ 168.8     $249.6    $268.7    $318.2
Ratio of Expenses to Average
  Net Assets..................     1.84%        1.89%      1.84%      1.83%     1.78%     1.79%
Ratio of Net Investment Income
  to Average Net Assets.......     6.80%        7.68%      9.67%     10.13%    10.15%     9.88%
Portfolio Turnover............       48%*         95%        83%        80%       68%       51%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset- backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 9.77% to 9.67%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                     YEAR ENDED AUGUST 31,
CLASS C SHARES                 FEBRUARY 29,    ------------------------------------------------
                                   2004         2003     2002 (a)     2001       2000     1999
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $3.41        $ 3.13    $  4.20     $  5.22    $ 5.65    $6.04
                                  -----        ------    -------     -------    ------    -----
  Net Investment Income.......      .12           .25        .35         .48       .55      .58
  Net Realized and Unrealized
    Gain/Loss.................      .18           .30      (1.00)       (.98)     (.43)    (.38)
                                  -----        ------    -------     -------    ------    -----
Total from Investment
  Operations..................      .30           .55       (.65)       (.50)      .12      .20
                                  -----        ------    -------     -------    ------    -----
Less:
  Distributions from Net
    Investment Income.........      .12           .21        .39         .51       .55      .59
  Return of Capital
    Distributions.............      -0-           .06        .03         .01       -0-      -0-
                                  -----        ------    -------     -------    ------    -----
Total Distributions...........      .12           .27        .42         .52       .55      .59
                                  -----        ------    -------     -------    ------    -----
NET ASSET VALUE, END OF THE
  PERIOD......................    $3.59        $ 3.41    $  3.13     $  4.20    $ 5.22    $5.65
                                  =====        ======    =======     =======    ======    =====

Total Return (b)..............    8.83%*       18.14%(c) -16.04%     -10.06%     2.45%    3.42%
Net Assets at End of the
  Period (In millions)........    $44.2        $ 41.5    $  36.7     $  58.7    $ 59.4    $67.3
Ratio of Expenses to Average
  Net Assets..................    1.84%         1.86%      1.84%       1.82%     1.78%    1.79%
Ratio of Net Investment Income
  to Average Net Assets.......    6.80%         7.68%(c)   9.68%      10.12%    10.15%    9.87%
Portfolio Turnover............      48%*          95%        83%         80%       68%      51%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset- backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 9.78% to 9.68%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Income Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund's primary investment objective. The Fund commenced investment operations on October 2, 1978. The distribution of the Fund's Class B and Class C Shares commenced on July 2, 1992 and July 6, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At February 29, 2004, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $261,908,595 which expires between August 31, 2004 and August 31, 2011. Of this amount, $9,539,272 will expire on August 31, 2004.

    At February 29, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $619,357,112
                                                              ============
Gross tax unrealized appreciation...........................  $ 41,857,665
Gross tax unrealized depreciation...........................   (72,639,087)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(30,781,422)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    For tax purposes, the determination of a return of capital distribution is made at the end of the Fund's fiscal year. Therefore, while it is likely that a portion of the Fund's distribution will ultimately be characterized as a return of capital for tax purposes, no such designation has been made for the six months ended February 29, 2004.

    The tax character of distributions paid during the year ended August 31, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $39,193,541
  Long-term capital gain....................................          -0-
  Return of capital.........................................   11,249,049
                                                              -----------
                                                              $50,442,590
                                                              ===========

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

F. EXPENSE REDUCTIONS During the six months ended February 29, 2004, the Fund's custody fee was reduced by $4,941 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Asset and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................    .625%
Next $150 million...........................................    .550%
Over $300 million...........................................    .500%

    For the six months ended February 29, 2004, the Fund recognized expenses of approximately $11,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services Agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 29, 2004, the Fund recognized expenses of approximately $20,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2004, the Fund recognized expenses of approximately $501,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $125,119 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2004. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At February 29, 2004, capital aggregated $714,171,788, $246,776,401 and
$62,103,989 for Classes A, B and C, respectively. For the six months ended February 29, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   20,934,570    $  74,351,527
  Class B...................................................    3,558,896       12,708,910
  Class C...................................................    1,579,648        5,595,117
                                                              -----------    -------------
Total Sales.................................................   26,073,114    $  92,655,554
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,918,287    $  10,462,768
  Class B...................................................    1,109,218        3,992,961
  Class C...................................................      270,961          965,319
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,298,466    $  15,421,048
                                                              ===========    =============
Repurchases:
  Class A...................................................  (39,179,694)   $(138,710,773)
  Class B...................................................   (6,821,004)     (24,460,285)
  Class C...................................................   (1,693,308)      (6,024,667)
                                                              -----------    -------------
Total Repurchases...........................................  (47,694,006)   $(169,195,725)
                                                              ===========    =============

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

    At August 31, 2003, capital aggregated $768,068,266, $254,534,815, and
$61,568,220 for Classes A, B and C, respectively. For the year ended August 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A..................................................   108,069,332    $ 354,101,454
  Class B..................................................    11,775,025       38,249,429
  Class C..................................................     4,650,091       15,195,622
                                                             ------------    -------------
Total Sales................................................   124,494,448    $ 407,546,505
                                                             ============    =============
Dividend Reinvestment:
  Class A..................................................     6,823,287    $  22,296,985
  Class B..................................................     2,819,580        9,226,196
  Class C..................................................       633,008        2,055,854
                                                             ------------    -------------
Total Dividend Reinvestment................................    10,275,875    $  33,579,035
                                                             ============    =============
Repurchases:
  Class A..................................................   (93,634,941)   $(310,107,293)
  Class B..................................................   (16,965,322)     (55,230,999)
  Class C..................................................    (4,850,611)     (15,839,101)
                                                             ------------    -------------
Total Repurchases..........................................  (115,450,874)   $(381,177,393)
                                                             ============    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended February 29, 2004 and the year ended August 31, 2003, 422,397 and 1,038,020 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended February 29, 2004 and the year ended August 31, 2003, 9,895 and 0 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 29, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $64,800 and CDSC on redeemed shares of approximately $126,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $280,343,167 and $324,070,936, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the Fund's effective yield, foreign currency exposure, maturity and duration or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

    The following forward foreign currency contracts were outstanding as of February 29, 2004:

                                                                              UNREALIZED
                                                                CURRENT      APPRECIATION/
                                                                 VALUE       DEPRECIATION
LONG CONTRACTS:
Euro Currency,
  640,000 expiring 04/26/04.................................  $   794,944      $(12,352)
  350,000 expiring 04/26/04.................................      434,735          (490)
  1,350,000 expiring 04/26/04...............................    1,676,835       (10,570)
                                                                               --------
                                                                                (23,412)
                                                                               --------
SHORT CONTRACTS:
Euro Currency,
  10,015,000 expiring 04/26/04..............................  $12,439,635      $249,370
  340,000 expiring 04/26/04.................................      422,314         8,602
  8,205,000 expiring 04/26/04...............................   10,191,433       204,302
  800,000 expiring 04/26/04.................................      993,680        14,320
                                                                               --------
                                                                                476,594
                                                                               --------
                                                                               $453,182
                                                                               ========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $5,041,438 and $6,485 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 29, 2004 are payments retained by Van Kampen of approximately $711,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $72,700.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. One of the actions also names the individual Trustees of the Van Kampen Funds as defendants. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

the Adviser or its affiliates rather than funds managed by other companies, and
(ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 28, 128, 228
                                                 HYI SAR 4/04 14124C04-AP-4/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen High Income Corporate Bond Fund

By: /s/ Ronald E. Robison
Name:   Ronald E. Robison
Title:  Principal Executive Officer
Date:   April 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
Name:   Ronald E. Robison
Title:  Principal Executive Officer
Date:   April 20, 2004

By: /s/ John L. Sullivan
Name:   John L. Sullivan
Title:  Principal Financial Officer
Date:   April 20, 2004